Commitments and Contingencies - Schedule of Licenses Agreements (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Licenses Agreements [Abstract]
International license agreement	$ 450,008	$ 450,008
Total license agreements	450,008	450,008
Less accumulated amortization	(178,865)	(156,365)
Licenses Agreements	$ 271,143	$ 293,643